Risk management - Schedule of Detailed Information About Hedging Instruments Explanatory (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument		$ 148,144
Currency swap contract | Red De Energia Del Peru [Member]
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument		106,333
Currency swap contract | Intervial Chile [Member]
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument		30,769
Currency swap contract | Ruta del Maipo [Member]
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument		11,042
Forward contract
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument		$ 13,019
Cash flow hedging
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument	$ 4,972		$ 1,300		$ 1,300
Cash flow hedging | Forward contract
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument				$ 7,572